Equity income	12 Months Ended
Dec. 31, 2011
Equity income [Abstract]
Equity income

16    Equity income

Equity income from CP’s investment in the DRTP, over which the Company exerts significant influence, was $4 million in 2011 (2010 – $4 million; 2009 – $3 million). The equity income from the Company’s investment in the CNCP Niagara-Windsor Partnership was $nil in 2011 (2010 – $2 million; 2009 – $nil). CP’s investment in the Indiana Harbor Belt Railroad Company generated equity income of $4 million in 2011 (2010 – $4 million; 2009 – $2 million). Equity income from these rail investments is recorded in “Purchased services and other” on the Consolidated Statement of Income, as they form an integral part of CP’s rail operations.